Business combinations and other significant transactions - Other significant transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 18, 2018
Disclosure of detailed information about business combination [line items]
Expenditure on property, plant and equipment, intangible and other assets	$ 16,707	$ 16,562	$ 16,701
Proceeds from disposals of businesses, net of cash disposed	$ 1,911	$ 478	$ 1,259
Purchase of interest in the Greater Kuparuk Area | ConocoPhillips
Disclosure of detailed information about business combination [line items]
Percentage of interest in joint operation purchased				39.20%
Purchase of interest in Clair Field
Disclosure of detailed information about business combination [line items]
Percentage of interest in joint operation purchased				16.50%
Percentage of interest in joint operation held	45.10%
Expenditure on property, plant and equipment, intangible and other assets	$ (1,739)
Proceeds from disposals of businesses, net of cash disposed	$ 1,490
Goodwill				$ 804